12. CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Convertible Notes Payable Tables
Convertible Notes activity

The table below summarizes our Convertible Notes activity during the six months ended June 30, 2014:

	Principal		Debt	Accrued
	Balance		Discount	Interest	Total
Balance at December 31, 2013	$700,000		$(84,694)	$871	$616,177

Issued in the period	1,605,000		(1,605,000)	-	-

Converted into shares of common stock	(255,000)		-	(3,669)	(258,669)

Amortization of debt discount	-		417,881	-	417,881

Payment of loan principal	(3,178)		-	-	(3,178)

Interest accrued during period	-		-	49,274	49,274

Interest paid during period	-		-	(44,612)	(44,612)

Balance at June 30, 2014	2,046,822		(1,271,813)	-	775,009

Less: Current portion	(5,927)	(1)	-	-	(5,927)
Long-term debt	$2,040,895		$(1,271,813)	$1,864	$770,946

(1)	The current portion represents the principal balance payable on the 8 ½% convertible note payable in the twelve months following the balance sheet date

The table below summarizes our Convertible Notes activity during the year ended December 31, 2013:

	Convertible Notes Payable	Debt Discount	Convertible Notes Payable, Net
June 5, 2013 (Inception)	$-	$-	$-
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013	530,000	(85,488)	444,512
8% convertible notes issued December 31,2013	170,000	-	170,000
Amortization of debt discount	-	794	794
Total	700,000	(84,694)	615,306
Current portion of debt	(5,356)	-	(5,356)
Long term portion at December 31, 2013	$694,644	$(84,694)	$609,950